Portfolio of investments—December 31, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 54.54%
Basic materials: 0.75%
Chemicals: 0.75%
Westlake Corp.	1.63%	7-17-2029	$200,000	$197,644
Communications: 7.22%
Media: 1.77%
Charter Communications Operating LLC/Charter Communications Operating Capital	2.80	4-1-2031	90,000	75,912
Charter Communications Operating LLC/Charter Communications Operating Capital	4.20	3-15-2028	180,000	172,895
Comcast Corp.	3.40	4-1-2030	100,000	93,600
Paramount Global	4.95	1-15-2031	130,000	123,282
				465,689
Telecommunications: 5.45%
AT&T, Inc.	3.65	6-1-2051	225,000	169,440
Motorola Solutions, Inc.	4.60	2-23-2028	350,000	348,025
T-Mobile USA, Inc.	2.55	2-15-2031	40,000	34,453
T-Mobile USA, Inc.	3.30	2-15-2051	155,000	111,977
T-Mobile USA, Inc.	3.75	4-15-2027	145,000	140,639
Verizon Communications, Inc.	3.40	3-22-2041	445,000	354,238
Verizon Communications, Inc.	4.13	8-15-2046	325,000	278,182
				1,436,954
Consumer, cyclical: 6.73%
Airlines: 2.53%
American Airlines Pass-Through Trust Series 2014-1 Class A	3.70	10-1-2026	192,774	179,313
British Airways Pass-Through Trust Series 2019-1 Class AA144A	3.30	12-15-2032	347,207	308,535
U.S. Airways Pass-Through Trust Series 2012-2 Class A	4.63	6-3-2025	185,433	180,269
				668,117
Apparel: 0.36%
Tapestry, Inc.	7.35	11-27-2028	90,000	94,410
Auto manufacturers: 2.05%
General Motors Co.	6.13	10-1-2025	185,000	187,485
Hyundai Capital America144A	1.80	10-15-2025	295,000	277,192
Hyundai Capital America144A	1.80	1-10-2028	85,000	74,526
				539,203
Entertainment: 1.34%
Warnermedia Holdings, Inc.	5.05	3-15-2042	75,000	66,119
Warnermedia Holdings, Inc.	5.14	3-15-2052	335,000	287,549
				353,668
Retail: 0.45%
Lowe’s Cos., Inc.	4.25	4-1-2052	70,000	59,262
See accompanying notes to portfolio of investments
Allspring Global Investment Grade Credit Fund | 1

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail(continued)
McDonald’s Corp.	1.45%	9-1-2025	$30,000	$28,393
McDonald’s Corp.	4.20	4-1-2050	35,000	30,955
				118,610
Consumer, non-cyclical: 7.14%
Agriculture: 0.76%
BAT Capital Corp.	4.54	8-15-2047	260,000	199,610
Biotechnology: 0.15%
Amgen, Inc.	4.20	2-22-2052	45,000	38,085
Commercial services: 1.60%
Equifax, Inc.	2.35	9-15-2031	155,000	128,644
Equifax, Inc.	3.10	5-15-2030	175,000	156,676
S&P Global, Inc.	1.25	8-15-2030	100,000	81,853
S&P Global, Inc.	2.30	8-15-2060	90,000	53,870
				421,043
Food: 0.45%
Smithfield Foods, Inc.144A	3.00	10-15-2030	145,000	119,034
Healthcare-services: 2.82%
Centene Corp.	2.45	7-15-2028	210,000	187,026
Elevance Health, Inc.	2.25	5-15-2030	20,000	17,316
HCA, Inc.	3.63	3-15-2032	130,000	116,243
HCA, Inc.	4.38	3-15-2042	130,000	109,823
UnitedHealth Group, Inc.	5.88	2-15-2053	190,000	215,191
UnitedHealth Group, Inc.	6.05	2-15-2063	85,000	98,016
				743,615
Pharmaceuticals: 1.36%
AbbVie, Inc.	4.25	11-21-2049	145,000	129,217
Bristol-Myers Squibb Co.	2.55	11-13-2050	175,000	110,941
CVS Health Corp.	4.25	4-1-2050	110,000	91,872
CVS Health Corp.	4.30	3-25-2028	27,000	26,542
				358,572
Energy: 7.30%
Oil & gas: 2.25%
BP Capital Markets America, Inc.	2.94	6-4-2051	345,000	238,974
Exxon Mobil Corp.	2.61	10-15-2030	160,000	143,085
Marathon Petroleum Corp.	3.80	4-1-2028	220,000	210,254
				592,313
Pipelines: 5.05%
Energy Transfer LP	3.75	5-15-2030	160,000	148,580
Energy Transfer LP	6.25	4-15-2049	390,000	403,300
Kinder Morgan Energy Partners LP	5.40	9-1-2044	200,000	187,130
MPLX LP	4.00	3-15-2028	315,000	303,666
See accompanying notes to portfolio of investments
2 | Allspring Global Investment Grade Credit Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
ONEOK, Inc.	6.10%	11-15-2032	$75,000	$79,695
Sabine Pass Liquefaction LLC	4.50	5-15-2030	110,000	107,499
Sabine Pass Liquefaction LLC	5.75	5-15-2024	100,000	99,942
				1,329,812
Financial: 16.09%
Banks: 7.49%
Citigroup, Inc.	3.30	4-27-2025	470,000	458,978
Citigroup, Inc. (U.S. SOFR+1.17%)±	2.56	5-1-2032	170,000	141,836
Goldman Sachs Group, Inc. (U.S. SOFR+1.41%)±	3.10	2-24-2033	115,000	98,718
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.25%)±	2.58	4-22-2032	150,000	126,875
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.60%)±	3.78	2-1-2028	145,000	140,053
JPMorgan Chase & Co. (U.S. SOFR 3 Month+2.52%)±	2.96	5-13-2031	145,000	127,422
Morgan Stanley	3.13	7-27-2026	565,000	541,017
Santander Holdings USA, Inc.	4.40	7-13-2027	230,000	223,328
State Street Corp.	2.40	1-24-2030	130,000	116,031
				1,974,258
Diversified financial services: 2.29%
Aviation Capital Group LLC144A	5.50	12-15-2024	305,000	303,309
BlackRock, Inc.	1.90	1-28-2031	35,000	29,524
Computershare U.S., Inc.	1.13	10-7-2031	200,000	171,348
Intercontinental Exchange, Inc.	3.00	6-15-2050	140,000	99,898
				604,079
Insurance: 3.47%
American International Group, Inc.	4.75	4-1-2048	330,000	310,799
Athene Holding Ltd.	3.50	1-15-2031	295,000	259,746
Belrose Funding Trust144A	2.33	8-15-2030	185,000	147,752
Berkshire Hathaway Finance Corp.	2.38	6-19-2039	100,000	94,637
Brighthouse Financial, Inc.	4.70	6-22-2047	77,000	61,200
Unum Group	4.50	12-15-2049	50,000	39,433
				913,567
Investment Companies: 0.56%
FS KKR Capital Corp.	3.40	1-15-2026	155,000	146,672
REITS: 2.28%
Equinix, Inc.	2.15	7-15-2030	275,000	232,989
Sabra Health Care LP	3.20	12-1-2031	110,000	89,979
Simon Property Group LP	1.75	2-1-2028	60,000	53,917
Simon Property Group LP	3.25	9-13-2049	255,000	184,139
Vornado Realty LP	3.40	6-1-2031	50,000	38,780
				599,804
Industrial: 2.67%
Aerospace/defense: 1.00%
RTX Corp.	4.13	11-16-2028	270,000	263,783
See accompanying notes to portfolio of investments
Allspring Global Investment Grade Credit Fund | 3

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Electronics: 0.52%
Jabil, Inc.	3.60%	1-15-2030		$150,000	$135,797
Transportation: 0.25%
Union Pacific Corp.	2.40	2-5-2030		75,000	66,797
Trucking & leasing: 0.90%
Penske Truck Leasing Co. LP/PTL Finance Corp.144A	3.45	7-1-2024		240,000	237,080
Technology: 4.16%
Computers: 0.52%
Dell International LLC/EMC Corp.	6.20	7-15-2030		95,000	101,892
NetApp, Inc.	2.70	6-22-2030		40,000	35,318
					137,210
Semiconductors: 1.06%
Intel Corp.	2.80	8-12-2041		265,000	198,448
Marvell Technology, Inc.	4.88	6-22-2028		80,000	79,759
					278,207
Software: 2.58%
Fiserv, Inc.	2.65	6-1-2030		45,000	39,561
Fiserv, Inc.	3.50	7-1-2029		140,000	131,716
Intuit, Inc.	5.20	9-15-2033		90,000	94,220
Intuit, Inc.	5.50	9-15-2053		55,000	60,148
Oracle Corp.	2.88	3-25-2031		355,000	314,478
Oracle Corp.	3.60	4-1-2050		55,000	40,739
					680,862
Utilities: 2.48%
Electric: 2.48%
Duke Energy Florida LLC	1.75	6-15-2030		90,000	75,070
New York State Electric & Gas Corp.144A	3.25	12-1-2026		145,000	136,630
Oglethorpe Power Corp.	3.75	8-1-2050		125,000	93,899
PacifiCorp	3.50	6-15-2029		295,000	276,837
Union Electric Co.	2.95	3-15-2030		80,000	72,227
					654,663
Total corporate bonds and notes (Cost $16,139,846)					14,369,158
Foreign corporate bonds and notes: 24.46%
Basic materials: 0.41%
Chemicals: 0.41%
Syngenta Finance NV	3.38	4-16-2026	EUR	100,000	109,510
Communications: 2.03%
Telecommunications: 2.03%
Chorus Ltd.	3.63	9-7-2029	EUR	100,000	112,138
O2 Telefonica Deutschland Finanzierungs GmbH	1.75	7-5-2025	EUR	200,000	214,658
See accompanying notes to portfolio of investments
4 | Allspring Global Investment Grade Credit Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Telecommunications(continued)
Tele2 AB	2.13%	5-15-2028	EUR	100,000	$105,698
Telefonaktiebolaget LM Ericsson	1.13	2-8-2027	EUR	100,000	101,928
					534,422
Consumer, cyclical: 0.85%
Auto manufacturers: 0.42%
PACCAR Financial Europe BV	3.25	11-29-2025	EUR	100,000	110,536
Auto parts & equipment: 0.43%
Continental AG	4.00	6-1-2028	EUR	100,000	113,877
Consumer, non-cyclical: 3.81%
Beverages: 0.34%
CCEP Finance Ireland DAC	0.88	5-6-2033	EUR	100,000	89,240
Commercial services: 1.32%
Motability Operations Group PLC	2.38	7-3-2039	GBP	150,000	143,068
Rentokil Initial PLC	0.50	10-14-2028	EUR	100,000	97,667
Worldline SA	4.13	9-12-2028	EUR	100,000	109,061
					349,796
Healthcare-products: 0.34%
Molnlycke Holding AB	0.63	1-15-2031	EUR	100,000	89,214
Pharmaceuticals: 1.81%
AstraZeneca PLC	3.75	3-3-2032	EUR	100,000	116,130
Bayer AG	4.63	5-26-2033	EUR	100,000	115,187
Bayer AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.11%)±	3.13	11-12-2079	EUR	100,000	99,499
GlaxoSmithKline Capital PLC	1.63	5-12-2035	GBP	150,000	145,818
					476,634
Energy: 1.40%
Energy-alternate sources: 0.35%
Acciona Energia Financiacion Filiales SA	1.38	1-26-2032	EUR	100,000	92,418
Oil & gas: 1.05%
BP Capital Markets PLC (UK Gilts 5 Year+3.89%)ʊ±	4.25	3-22-2027	GBP	100,000	119,509
Shell International Finance BV	1.00	12-10-2030	GBP	150,000	156,266
					275,775
Financial: 10.93%
Banks: 7.20%
Argenta Spaarbank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 1 Year+1.10%)±	1.38	2-8-2029	EUR	200,000	196,017
BAWAG Group AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+2.30%)±	2.38	3-26-2029	EUR	100,000	108,297
Belfius Bank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+1.30%)±	1.25	4-6-2034	EUR	200,000	186,281
Credit Agricole SA	4.13	3-7-2030	EUR	100,000	115,361
De Volksbank NV	4.88	3-7-2030	EUR	100,000	114,997
See accompanying notes to portfolio of investments
Allspring Global Investment Grade Credit Fund | 5

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Banks(continued)
Intesa Sanpaolo SpA (3 Month EURIBOR+1.70%)±	5.00%	3-8-2028	EUR	150,000	$171,273
Investec PLC (UK Gilts 5 Year+5.91%)±	9.13	3-6-2033	GBP	100,000	133,602
Lloyds Bank Corporate Markets PLC	4.13	5-30-2027	EUR	100,000	112,970
Mizuho Financial Group, Inc. (3 Month EURIBOR+0.72%)±	0.47	9-6-2029	EUR	100,000	95,279
NatWest Group PLC (GBP Swap Semi Annual (vs. 6 Month LIBOR) 1 Year+1.49%)±	2.88	9-19-2026	GBP	100,000	122,052
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+3.15%)±	2.88	6-18-2032	EUR	100,000	98,649
Svenska Handelsbanken AB	3.75	5-5-2026	EUR	100,000	111,742
Toronto-Dominion Bank	3.63	12-13-2029	EUR	100,000	111,659
UBS Group AG (EURIBOR ICE Swap Rate 11:00am+0.80%)±	1.00	3-21-2025	EUR	200,000	219,179
					1,897,358
Insurance: 1.95%
Credit Agricole Assurances SA	2.00	7-17-2030	EUR	200,000	193,478
Mandatum Life Insurance Co. Ltd. (3 Month EURIBOR+2.30%)±	1.88	10-4-2049	EUR	200,000	215,270
Sampo Oyj (3 Month EURIBOR+4.05%)±	3.38	5-23-2049	EUR	100,000	103,889
					512,637
Real estate: 1.43%
Castellum Helsinki Finance Holding Abp	0.88	9-17-2029	EUR	100,000	84,834
Grand City Properties SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+2.18%)ʊ±	1.50	3-11-2026	EUR	100,000	48,580
Heimstaden Bostad AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	3.63	10-14-2027	EUR	100,000	41,778
LEG Immobilien SE	0.75	6-30-2031	EUR	100,000	87,411
Prologis International Funding II SA	4.63	2-21-2035	EUR	100,000	114,982
					377,585
REITS: 0.35%
Tritax Big Box REIT PLC	1.50	11-27-2033	GBP	100,000	92,495
Industrial: 1.41%
Building materials: 1.05%
Aliaxis Finance SA	0.88	11-8-2028	EUR	200,000	186,818
Holcim Finance Luxembourg SA	0.50	4-23-2031	EUR	100,000	89,827
					276,645
Engineering & construction: 0.36%
Cellnex Finance Co. SA	2.00	2-15-2033	EUR	100,000	93,987
Utilities: 3.62%
Electric: 1.88%
Electricite de France SA	5.50	10-17-2041	GBP	100,000	124,965
Electricite de France SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+2.86%)ʊ±	2.63	12-1-2027	EUR	200,000	195,934
Engie SA	1.00	10-26-2036	EUR	100,000	82,067
RTE Reseau de Transport d’Electricite SADIR	1.88	10-23-2037	EUR	100,000	92,380
					495,346
See accompanying notes to portfolio of investments
6 | Allspring Global Investment Grade Credit Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Gas: 1.38%
APA Infrastructure Ltd.	2.00%	7-15-2030	EUR	180,000	$178,840
National Gas Transmission PLC	1.13	1-14-2033	GBP	200,000	185,206
					364,046
Water: 0.36%
Thames Water Utilities Finance PLC	0.88	1-31-2028	EUR	100,000	94,117
Total foreign corporate bonds and notes (Cost $7,297,837)					6,445,638
Foreign government bonds: 1.56%
Belgium: 0.82%
European Union	2.75	12-4-2037	EUR	200,000	216,607
Germany: 0.74%
Bundesrepublik Deutschland Bundesanleihe¤	0.00	8-15-2030	EUR	200,000	195,122
Total foreign government bonds (Cost $370,140)					411,729
U.S. Treasury securities: 1.31%
U.S. Treasury Bonds	2.25	2-15-2052		$100,000	69,320
U.S. Treasury Notes	3.38	5-15-2033		45,000	43,186
U.S. Treasury Notes	3.50	4-30-2030		80,000	78,191
U.S. Treasury Notes	3.50	2-15-2033		160,000	155,156
Total U.S. Treasury securities (Cost $365,877)					345,853
Yankee corporate bonds and notes: 13.88%
Communications: 1.17%
Advertising: 0.62%
WPP Finance 2010	3.75	9-19-2024		165,000	162,216
Internet: 0.55%
Prosus NV144A	3.83	2-8-2051		230,000	144,456
Consumer, non-cyclical: 1.44%
Household products/wares: 1.33%
Reckitt Benckiser Treasury Services PLC144A	2.75	6-26-2024		355,000	349,934
Pharmaceuticals: 0.11%
Pfizer Investment Enterprises Pte. Ltd.	4.75	5-19-2033		30,000	30,067
Energy: 0.35%
Oil & gas: 0.35%
Equinor ASA	2.38	5-22-2030		30,000	26,794
Saudi Arabian Oil Co.144A	4.38	4-16-2049		75,000	64,510
					91,304
Financial: 9.70%
Banks: 7.09%
Banco Santander SA	3.49	5-28-2030		200,000	179,845
See accompanying notes to portfolio of investments
Allspring Global Investment Grade Credit Fund | 7

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Credit Suisse AG	3.63%	9-9-2024	$330,000	$325,320
HSBC Holdings PLC	4.30	3-8-2026	230,000	226,138
HSBC Holdings PLC (U.S. SOFR+2.39%)±	2.85	6-4-2031	200,000	171,976
National Australia Bank Ltd.144A	2.33	8-21-2030	260,000	211,809
Santander U.K. Group Holdings PLC (U.S. SOFR+2.75%)±	6.83	11-21-2026	200,000	203,671
Sumitomo Mitsui Financial Group, Inc.	2.13	7-8-2030	200,000	168,433
UBS Group AG (1 Year Treasury Constant Maturity+1.10%)144A±	2.75	2-11-2033	200,000	164,045
UBS Group AG (5 Year Treasury Constant Maturity+4.75%)144Aʊ±	9.25	11-13-2028	200,000	215,755
				1,866,992
Diversified financial services: 1.65%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.30	1-30-2032	150,000	130,549
Avolon Holdings Funding Ltd.144A	4.38	5-1-2026	315,000	304,792
				435,341
REITS: 0.96%
Scentre Group Trust 2 (5 Year Treasury Constant Maturity+4.69%)144A±	5.13	9-24-2080	285,000	253,747
Technology: 1.22%
Semiconductors: 1.22%
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.40	5-1-2030	85,000	78,110
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.88	6-18-2026	250,000	243,570
				321,680
Total yankee corporate bonds and notes (Cost $4,008,305)				3,655,737

		Yield	Shares
Short-term investments: 2.69%
Investment companies: 2.69%
Allspring Government Money Market Fund Select Class♠∞		5.28	709,530	709,530
Total short-term investments (Cost $709,530)				709,530
Total investments in securities (Cost $28,891,535)	98.44%			25,937,645
Other assets and liabilities, net	1.56			409,985
Total net assets	100.00%			$26,347,630

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	Great British pound
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
See accompanying notes to portfolio of investments
8 | Allspring Global Investment Grade Credit Fund

Portfolio of investments—December 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$381,027	$1,667,001	$(1,338,498)	$0	$0	$709,530	709,530	$5,959
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	5,976,347	EUR	5,450,000	State Street Bank & Trust Co.	1-24-2024	$0	$(45,115)
USD	100,000	EUR	91,068	State Street Bank & Trust Co.	1-24-2024	0	(617)
USD	1,217,656	GBP	975,000	State Street Bank & Trust Co.	1-24-2024	0	(25,269)
USD	75,000	GBP	58,651	State Street Bank & Trust Co.	1-24-2024	232	0
						$232	$(71,001)
See accompanying notes to portfolio of investments
Allspring Global Investment Grade Credit Fund | 9

Notes to portfolio of investments—December 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
10 | Allspring Global Investment Grade Credit Fund

Notes to portfolio of investments—December 31, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$14,369,158	$0	$14,369,158
Foreign corporate bonds and notes	0	6,445,638	0	6,445,638
Foreign government bonds	0	411,729	0	411,729
U.S. Treasury securities	345,853	0	0	345,853
Yankee corporate bonds and notes	0	3,655,737	0	3,655,737
Short-term investments
Investment companies	709,530	0	0	709,530
	1,055,383	24,882,262	0	25,937,645
Forward foreign currency contracts	0	232	0	232
Total assets	$1,055,383	$24,882,494	$0	$25,937,877
Liabilities
Forward foreign currency contracts	$0	$71,001	$0	$71,001
Total liabilities	$0	$71,001	$0	$71,001
Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Global Investment Grade Credit Fund | 11